Other Components of Equity - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	₩ 41,362,833	₩ 37,264,750	₩ 42,000,256
Additional paid-in capital and others	27	(1,819)	6,023
Shares of other comprehensive income of associates and joint ventures, net of tax	(5,944)	(6,346)	(27,349)
Shares of other comprehensive income of associates and joint ventures, net of tax	(257,793)	654,225	122,994
Foreign currency translation of foreign operations, net of tax	(32,608)	164,628	(17,274)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	34,663	11,870	(3,654)
Ending balance	49,322,944	41,362,833	37,264,750
Other Components Of Equity
Beginning balance	15,733,411
Ending balance	15,615,780	15,733,411
Other capital surplus
Beginning balance	1,600,812	1,600,801
Additional paid-in capital and others	(855)	(7)
Transactions between consolidated entities	(33,322)	18
Ending balance	1,566,635	1,600,812	1,600,801
Other capital surplus | Other Components Of Equity
Beginning balance	1,600,812
Ending balance	1,566,635	1,600,812
Gains on disposal of Treasury stocks
Beginning balance	387,524	387,524
Additional paid-in capital and others	0	0
Transactions between consolidated entities	0	0
Ending balance	387,524	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Beginning balance	1,213,288	1,213,277
Additional paid-in capital and others	(855)	(7)
Transactions between consolidated entities	(33,322)	18
Ending balance	1,179,111	1,213,288	1,213,277
Accumulated other comprehensive income (loss)
Beginning balance	1,424,014	557,430
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	143,888	100,759
Shares of other comprehensive income of associates and joint ventures, net of tax	(257,793)	654,225
Foreign currency translation of foreign operations, net of tax	(5,032)	99,624
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	35,483	11,976
Ending balance	1,340,560	1,424,014	557,430
Accumulated other comprehensive income (loss) | Other Components Of Equity
Beginning balance	1,424,014
Ending balance	1,340,560	1,424,014
Financial assets at fair value through other comprehensive income
Beginning balance	80,757	(20,002)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	143,888	100,759
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Ending balance	224,645	80,757	(20,002)
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Beginning balance	1,597,958	943,733
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	(257,793)	654,225
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Ending balance	1,340,165	1,597,958	943,733
Reserve for overseas operations translation credit
Beginning balance	(231,946)	(331,570)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	(5,032)	99,624
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Ending balance	(236,978)	(231,946)	(331,570)
Reserve for gain (loss) on valuation of derivatives
Beginning balance	(22,755)	(34,731)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	35,483	11,976
Ending balance	12,728	(22,755)	₩ (34,731)
Other equity
Beginning balance	12,708,585
Ending balance	12,708,585	12,708,585
Other equity | Other Components Of Equity
Beginning balance	12,708,585
Ending balance	12,708,585	12,708,585
Statutory revaluation reserve
Beginning balance	12,708,704
Ending balance	12,708,704	12,708,704
Changes in other equity
Beginning balance	(119)
Ending balance	₩ (119)	₩ (119)